Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase decrease in debt exchange [Line Items]
Gain on business travel joint venture transaction	$ 630,000,000
Sale of premises and equipment	3,000,000	72,000,000	3,000,000
Non Cash [Member]
Increase decrease in debt exchange [Line Items]
Charge related to impacts of debt exchange on long-term debt	0	0	439,000,000
Gain on business travel joint venture transaction	$ 630,000,000	$ 0	$ 0